Note 22 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	201 7	201 6	201 5

Numerator
Net Income Available to Common Stockholders	$7,540,378	$7,179,900	$5,997,687

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Stock Warrants	194,323	74,037	19,203
Weighted-Average Number of Shares Outstanding for D iluted Earnings Per Common Share	8,633,581	8,513,295	8,458,461

Earnings Per Share - Basic	$0.89	$0.85	$0.71

Earnings Per Share - Diluted	$0.87	$0.84	$0.71